Overview and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Jun. 01, 2016 USD ($) $ / shares shares	May 17, 2016 $ / shares shares	Oct. 01, 2016 USD ($) $ / shares shares	Sep. 26, 2015 USD ($)	Jan. 02, 2016 USD ($) $ / shares shares	Dec. 27, 2014 $ / shares shares	Jun. 29, 2013 USD ($)
Basis Of Presentation [Line Items]
Aggregate principal amount of Senior Notes exchanged							$ 1,350,000
Reverse stock split ratio		0.37	0.37
Common stock, par value | $ / shares		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized | shares		600,000,000	600,000,000		600,000,000	600,000,000
Reclassification to Additional paid-in-capital			$ 3,000
Proceeds from IPO	$ 1,114,000		$ 1,113,799
IPO [Member]
Basis Of Presentation [Line Items]
Transaction date	Jun. 01, 2016
Number of shares sold | shares	51,111,111
Price per share | $ / shares	$ 23.00
Price per share net of underwriting discounts | $ / shares	$ 21.9075
Exercise by underwriters' option to purchase | shares	6,666,667
Sysco Corporation [Member]
Basis Of Presentation [Line Items]
Date of Acquisition			Dec. 08, 2013		Dec. 08, 2013
Termination fees in connection with termination of acquisition agreement			$ 300,000	$ 288,000	$ 300,000
PFG [Member]
Basis Of Presentation [Line Items]
Termination fees in connection with termination of acquisition agreement			$ 12,500		$ 12,500
Senior Notes [Member]
Basis Of Presentation [Line Items]
Interest Rate	8.50%		5.88%		8.50%
Contractual Maturity	Jun. 30, 2019				Jun. 30, 2019
Proceeds from IPO	$ 1,114,000
Principal redeemed	1,090,000
Redemption premium	$ 23,000